CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Current Assets
Cash		$ 124,404		$ 2,979		$ 71,294
Other current assets		8,668		55,059		9,575
Assets held for sale						983,105
Total Current Assets		133,072		58,038		1,063,974
Non-current assets
Investment		1		1,019,961
Plant and equipment, net		41,667
Right of use asset		62,290
Security deposit		4,000
Total non-current assets		107,958		1,019,961
Total Assets		241,030		1,077,999		1,063,974
Current Liabilities
Accounts payable		409,752		314,523		508,755
Federal relief loans		60,292
Liabilities held for sale						180,014
Loans payable		23,403		61,631		56,044
Loans payable - Related parties				30,026		313,949
Convertible debt, net of unamortized discount of $930,671 and $371,387, respectively		597,410		359,362		790,093
Convertible debt - Related parties, net of unamortized discount of $0 and $0 respectively						589,812
Operating lease liability		43,049
Derivative liability		2,138,615		905,576		1,833,672
Total Current Liabilities		3,272,521		1,671,118		4,272,339
Non-current liabilities
Federal relief loans		151,310
Operating lease liability		19,241
Total Liabilities		3,443,072		1,671,118		4,272,339
Stockholders' Deficit
Preferred stock, $0.0001 par value, 25,000,000 shares authorized, and 0 shares issued and outstanding as of September 30, 2020 and December 31, 2019.
Common stock, $0.0001 par value; 500,000,000 shares authorized, 191,121,339 and 128,902,124 shares issued and outstanding as of September 30, 2020 and December 31, 2019, respectively.	[1]	19,112		12,890		888
Additional paid-in-capital		23,046,384	[2]	21,579,022	[2]	14,865,765
Accumulated deficit		(26,267,538)		(22,185,031)		(18,455,925)
Accumulated other comprehensive income						380,907
Total Stockholders' Deficit		(3,202,042)		(593,119)		(3,208,365)
Total Liabilities and Stockholders' Deficit		$ 241,030		$ 1,077,999		$ 1,063,974

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.
[2]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.